Results for the year - Income taxes and deferred income taxes - Computation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	0.10%	(0.50%)	(0.90%)
Non-taxable income less non-tax-deductible expenses (net)	(0.40%)	(0.70%)	(0.70%)
Other adjustments (net)	(0.20%)	(0.20%)	(0.30%)
Effective tax rate	21.50%	20.60%	20.10%